Real Estate, Property and Equipment, Net (Allied Integral United Inc)	12 Months Ended
Dec. 31, 2020
Allied Integral United Inc [Member]
Real Estate, Property and Equipment, Net
3.	Real Estate, Property and Equipment, Net

Real estate, property and equipment, net consist of the following:

Memory Care Facilities and corporate:

	Estimated Useful Lives	December 31, 2020	December 31, 2019

Land		$1,940,389	$1,940,389
Building and building improvements	39 years	7,277,693	7,124,278
Furniture, fixtures and equipment	3-7 years	2,588,781	2,401,012
Total		11,806,863	11,465,679
Less accumulated depreciation		(2,953,579)	(2,354,819)
Real estate, property and equipment, net		$8,853,284	$9,110,860

Non-core businesses classified as assets held for sale:

	Estimated Useful Lives	December 31, 2020	December 31, 2019

Land and land improvements		$4,288,915	$8,250,908
Building and building improvements	39 years	5,898,419	16,219,171
Furniture, fixtures and equipment	5-7 years	2,099,568	3,252,996
Other	3-5 years	200,969	342,521
Total		12,487,871	28,065,596
Less accumulated depreciation		(4,175,035)	(8,325,308)
Real estate, property and equipment, net		$8,312,836	$19,740,288

The Company recorded depreciation expense relating to real estate, property, and equipment for the Company’s memory care facilities and corporate assets in the amount of $601,314 and $576,637 for the years ended December 31, 2020 and 2019, respectively.

The Company has reviewed the carrying value of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If there is an indication that the value of an asset is not recoverable, the Company determines the amount of impairment loss, if any, by comparing the historical carrying value of the asset to its estimated fair value. The Company determined estimated fair value based on input from market participants, the Company’s experience selling similar assets, market conditions and internally developed cash flow models that the Company’s assets or asset groups are expected to generate, and the Company considers these estimates to be a Level 3 fair value measurement. There were  no long-lived asset impairment charges for the year  ended December 31, 2020  or 2019, in continuing operations.

Based on the Company’s review of carrying value of long-lived assets  included in discontinued operations, the Company concluded that a) several of its properties were sold and did not warrant consideration; b) certain properties belonging to their continuing operations segment generate revenue, are cash flow positive and have assets with low carrying values as compared to the recoverable amounts and therefore do not meet impairment requirements; and that c) several properties might be impaired due to extended closures. Both the SeaWorld and Buda hotels have experienced extended closures since March 2020 due to the COVID-19 pandemic and this has meant significant reductions in cash flows and on the ability to repay the mortgage loans on the properties in 2020. The Company is currently in the process of attempting to sell both the SeaWorld and the Buda hotels and has impaired both assets by $1,586,000 and $811,060, respectively, as of December 31, 2020.